UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2019

Item 1.

Reports to Stockholders

Fidelity® SAI Municipal Money Market Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

September 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of September 30, 2019

Days	% of fund's investments 9/30/19
1 - 7	86.9
8 - 30	2.6
31 - 60	2.6
61 - 90	1.3
91 - 180	2.8
> 180	3.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of September 30, 2019
Variable Rate Demand Notes (VRDNs)	64.8%
Tender Option Bond	15.3%
Other Municipal Security	13.3%
Investment Companies	6.9%
Net Other Assets (Liabilities)*	(0.3)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yield

09/30/19
Fidelity® SAI Municipal Money Market Fund	1.48%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending September 30, 2019, the most recent period shown in the table, would have been 1.46%.

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 64.8%
	Principal Amount	Value
Alabama - 0.2%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.68% 10/7/19, VRDN (a)	$400,000	$400,000
Alaska - 0.6%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 1.66% 10/7/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	1,200,000	1,200,000
Arkansas - 0.3%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 1.73% 10/7/19, VRDN (a)(b)	500,000	500,000
California - 0.6%
FNMA ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. ( Terrazza Apts. Proj.) Series 2002 A, 1.62% 10/7/19, LOC Fannie Mae, VRDN (a)(b)	1,275,000	1,275,000
Colorado - 0.4%
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 1.62% 10/7/19, LOC JPMorgan Chase Bank, VRDN (a)	500,000	500,000
1.65% 10/3/19, VRDN (a)	300,000	300,000
		800,000
Connecticut - 0.4%
Connecticut Gen. Oblig. Series 2016 C, 1.69% 10/7/19 (Liquidity Facility Bank of America NA), VRDN (a)	865,000	865,000
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.82% 10/7/19, VRDN (a)	200,000	200,000
Series 1994, 1.93% 10/1/19, VRDN (a)(b)	600,000	600,000
		800,000
Florida - 12.7%
Collier County Hsg. Fin. Auth. Multi-family Rev. (Summer Lakes Phase II Apts. Proj.) 1.63% 10/7/19, LOC Citibank NA, VRDN (a)(b)	4,855,000	4,855,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Pinnacle Pointe Apts. Proj.) Series 2003 N, 1.56% 10/7/19, LOC Citibank NA, VRDN (a)(b)	1,845,000	1,845,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev. (Claymore Crossings Apt. Proj.) Series 2005, 1.63% 10/7/19, LOC Citibank NA, VRDN (a)(b)	585,000	585,000
FNMA:
Broward County Fin. Auth. Multi-family Hsg. Rev. (Sanctuary Apts Proj.) Series A, 1.63% 10/7/19, LOC Fannie Mae, VRDN (a)(b)	840,000	840,000
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 1.62% 10/7/19, LOC Fannie Mae, VRDN (a)(b)	3,020,000	3,020,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mill Creek Apts. Proj.) Series 2004 K, 1.63% 10/7/19, LOC Fannie Mae, VRDN (a)(b)	400,000	400,000
Florida Hsg. Fin. Corp. Rev. (Valencia Village Apts. Proj.) Series G, 1.62% 10/7/19, LOC Fannie Mae, VRDN (a)(b)	2,640,000	2,640,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Grande Oaks Apts. Proj.) Series A, 1.63% 10/7/19, LOC Fannie Mae, VRDN (a)(b)	195,000	195,000
(Royal Palm Key Apts. Proj.) Series 2002, 1.62% 10/7/19, LOC Fannie Mae, VRDN (a)(b)	8,080,000	8,080,000
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 1.62% 10/7/19, LOC Fannie Mae, VRDN (a)(b)	2,480,000	2,480,000
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 1.62% 10/7/19, LOC Fannie Mae, VRDN (a)(b)	620,000	620,000
		25,560,000
Georgia - 1.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2010 A, 1.64% 10/7/19, LOC Bank of America NA, VRDN (a)	100,000	100,000
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 1.84% 10/1/19, VRDN (a)(b)	400,000	400,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2019, 1.77% 10/1/19, VRDN (a)(b)	1,390,000	1,390,000
FHLMC Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 1.64% 10/7/19, LOC Freddie Mac, VRDN (a)(b)	305,000	305,000
		2,195,000
Illinois - 0.5%
Chicago Midway Arpt. Rev. Series 2014 C, 1.7% 10/7/19, LOC Barclays Bank PLC, VRDN (a)(b)	1,000,000	1,000,000
Indiana - 0.6%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 1.65% 10/7/19 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	400,000	400,000
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 1.81% 10/7/19, VRDN (a)(b)	300,000	300,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.71% 10/7/19, VRDN (a)	200,000	200,000
Series I, 1.71% 10/1/19, VRDN (a)	200,000	200,000
		1,100,000
Iowa - 3.2%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Co. Proj.) Series 2016 B, 1.59% 10/7/19, VRDN (a)(b)	1,100,000	1,100,000
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 1.62% 10/7/19, VRDN (a)(b)	5,400,000	5,400,000
		6,500,000
Kansas - 0.8%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.8% 10/7/19, VRDN (a)	100,000	100,000
Series 2007 B, 1.8% 10/7/19, VRDN (a)	400,000	400,000
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 1.64% 10/7/19, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	300,000	300,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 1.76% 10/7/19, VRDN (a)	900,000	900,000
		1,700,000
Kentucky - 2.2%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 1.7% 10/7/19, VRDN (a)(b)	4,500,000	4,500,000
Louisiana - 0.9%
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 1.65% 10/7/19, LOC JPMorgan Chase Bank, VRDN (a)	800,000	800,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) Series 2003, 1.67% 10/7/19, VRDN (a)(b)	600,000	600,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.77% 10/7/19, VRDN (a)	300,000	300,000
Series 2010 B1, 1.7% 10/7/19, VRDN (a)	100,000	100,000
		1,800,000
Maryland - 0.7%
FNMA Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Barrington Apts. Proj.) Series A, 1.58% 10/7/19, LOC Fannie Mae, VRDN (a)(b)	1,300,000	1,300,000
Michigan - 1.3%
Michigan Strategic Fund Ltd. Oblig. Rev. (Consumers Energy Co. Proj.) 1.67% 10/7/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,600,000	2,600,000
Minnesota - 0.4%
FNMA Minneapolis Multi-family Rev. (Stone Arch Apt. Proj.) Series 2002, 1.65% 10/7/19, LOC Fannie Mae, VRDN (a)(b)	850,000	850,000
Nebraska - 0.6%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2018 D, 1.65% 10/7/19 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	1,000,000	1,000,000
Stanton County Indl. Dev. Rev. Series 1998, 1.81% 10/7/19, VRDN (a)(b)	100,000	100,000
		1,100,000
Nevada - 5.0%
Clark County Arpt. Rev.:
Series 2008 C1, 1.66% 10/7/19, LOC Bank of America NA, VRDN (a)(b)	3,200,000	3,200,000
Series 2008 C3, 1.56% 10/7/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	2,005,000	2,005,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) 1.68% 10/7/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,900,000	4,900,000
		10,105,000
New York - 6.0%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Related-Upper East Proj.) Series A, 1.59% 10/7/19, LOC Landesbank Baden-Wurttemberg, VRDN (a)(b)	500,000	500,000
FNMA New York Hsg. Fin. Agcy. Rev. (600 West and 42nd St. Hsg. Proj.) Series 2007 A, 1.64% 10/7/19, LOC Fannie Mae, VRDN (a)(b)	11,580,000	11,580,000
		12,080,000
Ohio - 0.1%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 1.65% 10/7/19, LOC Northern Trust Co., VRDN (a)	100,000	100,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 1.62% 10/7/19, LOC Bank of America NA, VRDN (a)(b)	100,000	100,000
		200,000
Oregon - 0.3%
FHLMC Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 1.7% 10/7/19, LOC Freddie Mac, VRDN (a)(b)	500,000	500,000
Pennsylvania - 0.1%
Allegheny County Indl. Dev. Auth. Rev. Series 2002, 1.63% 10/7/19, LOC RBS Citizens NA, VRDN (a)	200,000	200,000
South Carolina - 0.7%
Berkeley County Indl. Dev. Rev. Series A, 1.69% 10/7/19, VRDN (a)(b)	200,000	200,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 1.7% 10/7/19, LOC Wells Fargo Bank NA, VRDN (a)(b)	700,000	700,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 1.6% 10/7/19, LOC TD Banknorth, NA, VRDN (a)(b)	430,000	430,000
		1,330,000
Tennessee - 5.0%
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 1.63% 10/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	10,000,000	10,000,000
Texas - 13.9%
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 1.67% 10/7/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,200,000	1,200,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 1.56% 10/7/19, LOC Citibank NA, VRDN (a)(b)	885,000	885,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Fairlake Cove Apts. Proj.) Series 2005, 1.56% 10/7/19, LOC Citibank NA, VRDN (a)(b)	7,865,000	7,865,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2000, 1.67% 10/7/19, VRDN (a)(b)	7,200,000	7,200,000
Series 2001, 1.67% 10/7/19, VRDN (a)(b)	1,100,000	1,100,000
Series 2002, 1.67% 10/7/19, VRDN (a)(b)	500,000	500,000
Texas Gen. Oblig.:
Series 2002 A, 1.67% 10/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	1,500,000	1,500,000
Series 2002 A2, 1.67% 10/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	180,000	180,000
Series 2013 A, 1.62% 10/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	200,000	200,000
Series 2019, 1.65% 10/7/19 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	575,000	575,000
FHLMC:
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 1.58% 10/7/19, LOC Freddie Mac, VRDN (a)(b)	300,000	300,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003 A, 1.58% 10/7/19, LOC Freddie Mac, VRDN (a)(b)	780,000	780,000
FNMA:
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) Series 2004, 1.58% 10/7/19, LOC Fannie Mae, VRDN (a)(b)	5,440,000	5,440,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. (Chisholm Trail Proj.) Series 2004, 1.58% 10/7/19, LOC Fannie Mae, VRDN (a)(b)	195,000	195,000
		27,920,000
Virginia - 0.9%
FNMA Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 1.58% 10/7/19, LOC Fannie Mae, VRDN (a)(b)	1,800,000	1,800,000
Washington - 2.8%
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Crestview Apts. Proj.) Series 2004, 1.58% 10/7/19, LOC Fannie Mae, VRDN (a)(b)	5,250,000	5,250,000
(Merrill Gardens at Renton Centre Proj.) Series A, 1.58% 10/7/19, LOC Fannie Mae, VRDN (a)(b)	300,000	300,000
		5,550,000
West Virginia - 0.7%
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 1.68% 10/7/19, LOC Bank of America NA, VRDN (a)(b)	400,000	400,000
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.73% 10/7/19, VRDN (a)(b)	200,000	200,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.77% 10/7/19, VRDN (a)(b)	800,000	800,000
		1,400,000
Wisconsin - 1.3%
Green Bay Redev. Auth. (Green Bay Packaging, Inc. Proj.) 1.65% 10/7/19, LOC Wells Fargo Bank NA, VRDN (a)(b)(c)	2,700,000	2,700,000
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.7% 10/7/19, VRDN (a)	200,000	200,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $130,030,000)		130,030,000

Tender Option Bond - 15.3%
Alabama - 0.1%
Black Belt Energy Gas District Participating VRDN Series Floaters XL 00 98, 1.67% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	100,000	100,000
Arizona - 0.1%
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Floaters ZF 27 58, 1.64% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	100,000	100,000
California - 0.4%
Dignity Health Participating VRDN Series DBE 80 11, 1.8% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	800,000	800,000
Los Angeles Dept. Arpt. Rev. Participating VRDN Series ZM 04 73, 1.64% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)	100,000	100,000
		900,000
Colorado - 3.8%
Colorado Health Facilities Auth. Participating VRDN Series XG 02 51, 1.63% 10/7/19 (Liquidity Facility Bank of America NA) (a)(c)(d)(e)	100,000	100,000
Denver City & County Arpt. Rev.:
Bonds Series G-114, 1.83%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	100,000	100,000
Participating VRDN:
Series Floaters XG 01 96, 1.65% 10/7/19 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	2,100,000	2,100,000
Series Floaters XG 01 97, 1.66% 10/7/19 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	1,450,000	1,450,000
Series Floaters XL 00 83, 1.66% 10/7/19 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	465,000	465,000
Series Floaters XL 00 84, 1.66% 10/7/19 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	1,600,000	1,600,000
Series Floaters ZF 06 88, 1.66% 10/7/19 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	1,800,000	1,800,000
		7,615,000
Connecticut - 0.7%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters XM 07 07, 1.64% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	200,000	200,000
Series XM 07 62, 1.64% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	100,000	100,000
Connecticut Spl. Tax Oblig. Participating VRDN Series Floaters 16 YX1026, 1.64% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	1,000,000	1,000,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 1.76%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	100,000	100,000
Participating VRDN Series Floaters YX 10 77, 1.64% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	100,000	100,000
		1,500,000
Florida - 0.8%
Brevard County School Board Ctfs. of Prtn. Participating VRDN Series D 0001, 1.63% 10/7/19 (Liquidity Facility Citibank NA) (a)(c)(d)(e)	200,000	200,000
Broward County Port Facilities Rev.:
Bonds Series G 115, 1.83%, tender 3/2/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	100,000	100,000
Participating VRDN Series XF 08 17, 1.65% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	100,000	100,000
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.71%, tender 10/31/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	100,000	100,000
Fort Myers Util. Sys. Rev. Participating VRDN Series XF 08 14, 1.65% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	100,000	100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.83%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)(f)	100,000	100,000
Miami-Dade County Expressway Auth. Participating VRDN Series Floaters XG 02 52, 1.63% 10/7/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	100,000	100,000
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series Floaters XF 07 49, 1.63% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	600,000	600,000
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series XF 28 40, 1.65% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	300,000	300,000
		1,700,000
Georgia - 0.1%
Atlanta Arpt. Rev. Participating VRDN Series XF 08 15, 1.66% 10/7/19 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	100,000	100,000
Muni. Elec. Auth. of Georgia Participating VRDN Series XG 02 54, 1.63% 10/7/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	100,000	100,000
		200,000
Hawaii - 0.2%
Eclipse Fdg. Trust Various States Bonds Series 2019, 1.71%, tender 11/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	100,000	100,000
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series Floaters XM 06 19, 1.65% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	300,000	300,000
		400,000
Illinois - 1.7%
Chicago Gen. Oblig. Participating VRDN Series Floaters XL 01 05, 1.64% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	300,000	300,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XF 07 23, 1.66% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	500,000	500,000
Series Floaters XG 02 19, 1.66% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	200,000	200,000
Series Floaters XM 06 86, 1.66% 10/7/19 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	200,000	200,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.73% 11/12/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)(f)	785,000	785,000
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XF 10 13, 1.64% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	400,000	400,000
Series Floaters XF 10 43, 1.64% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	100,000	100,000
Series Floaters XX 10 81, 1.64% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	300,000	300,000
Series Floaters YX 10 72, 1.64% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	100,000	100,000
Series Floaters YX 10 86, 1.64% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	100,000	100,000
Series XF 28 41, 1.64% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	200,000	200,000
Series XM 07 59, 1.7% 10/7/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	200,000	200,000
		3,385,000
Kentucky - 0.2%
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series Floaters XF 10 24, 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	400,000	400,000
Maryland - 0.1%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.78%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	100,000	100,000
Michigan - 0.5%
Detroit Downtown Dev. Auth. Tax Participating VRDN Series Floaters XX 11 01, 1.64% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	900,000	900,000
Michigan Fin. Auth. Rev. Participating VRDN Series Floaters ZF 07 83, 1.68% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	100,000	100,000
		1,000,000
Missouri - 0.7%
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 1.64% 10/7/19 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	1,200,000	1,200,000
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series Floaters XF 07 63, 1.63% 10/7/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	100,000	100,000
Series Floaters XG 01 84, 1.63% 10/7/19 (Liquidity Facility Citibank NA) (a)(d)(e)	100,000	100,000
		1,400,000
Nebraska - 0.5%
Douglas County School District #1 Bonds Series Solar 00 27, 1.71%, tender 10/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	1,010,000	1,010,000
New Jersey - 0.3%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters 011, 1.73% 11/12/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	100,000	100,000
Series Floaters 012, 1.73% 11/12/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	400,000	400,000
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Participating VRDN Series Floaters XG 01 78, 1.62% 10/7/19 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	100,000	100,000
		600,000
North Carolina - 0.1%
Mecklenburg County Gen. Oblig. Bonds Series 00 11, 1.7%, tender 1/2/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	200,000	200,000
North Carolina Gen. Oblig. Bonds Series 008, 1.7%, tender 12/26/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)(g)	95,000	95,000
		295,000
Ohio - 0.5%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.7% 10/7/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	400,000	400,000
Eclipse Fdg. Trust Various States Bonds Series 0005, 1.59%, tender 12/12/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	100,000	100,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.73% 11/12/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)(f)	100,000	100,000
Upper Arlington City School District Participating VRDN Series Floaters XF 25 92, 1.66% 10/7/19 (Liquidity Facility Citibank NA) (a)(d)(e)	500,000	500,000
		1,100,000
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series Floaters XG 02 10, 1.63% 10/7/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	100,000	100,000
Pennsylvania - 0.3%
Allegheny County Participating VRDN Series Floaters XM 06 63, 1.68% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	100,000	100,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.73% 11/12/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)(f)	195,000	195,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.75%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	100,000	100,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 1.78%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	100,000	100,000
Philadelphia Auth. For Indl. Participating VRDN Series XG 02 53, 1.63% 10/7/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	100,000	100,000
		595,000
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Participating VRDN Series Floaters XM 07 21, 1.61% 10/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	100,000	100,000
South Carolina - 0.1%
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series Floaters BAML 50 04, 1.63% 10/7/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	300,000	300,000
Tennessee - 0.1%
Vanderbilt Hosp. Participating VRDN 1.62% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	200,000	200,000
Texas - 0.2%
Brazos County Health Facilities Dev. Corp. Participating VRDN Series BAML 50 21, 1.71% 10/7/19 (Liquidity Facility Bank of America NA) (a)(d)(e)	100,000	100,000
Eclipse Fdg. Trust Various States Bonds Series 2019, 1.71%, tender 12/5/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	100,000	100,000
North Texas Tollway Auth. Rev. Bonds Series G-112, 1.78%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	100,000	100,000
		300,000
Utah - 1.9%
Salt Lake City Arpt. Rev. Participating VRDN Series DBE 8034, 1.83% 10/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(d)(e)	3,900,000	3,900,000
Virginia - 0.6%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series EGL 17 0005, 1.78%, tender 10/5/19 (Liquidity Facility Citibank NA) (a)(d)(e)(f)	1,170,000	1,170,000
Washington - 1.1%
Port of Seattle Rev. Participating VRDN:
Series Floaters XM 06 65, 1.68% 10/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	500,000	500,000
Series Floaters ZM 06 69, 1.66% 10/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)(e)	300,000	300,000
Series XF 28 28, 1.68% 10/7/19 (Liquidity Facility Cr. Suisse AG) (a)(b)(d)(e)	100,000	100,000
Port of Tacoma Rev. Participating VRDN Series Floaters XF 06 58, 1.66% 10/7/19 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	200,000	200,000
Washington Convention Ctr. Pub. Facilities Participating VRDN Series Floaters XM 06 81, 1.64% 10/7/19 (Liquidity Facility Citibank NA) (a)(d)(e)	1,200,000	1,200,000
		2,300,000
TOTAL TENDER OPTION BOND
(Cost $30,770,000)		30,770,000

Other Municipal Security - 13.3%
Arizona - 0.1%
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series 2013, 5% 7/1/20 (b)	100,000	102,687
Connecticut - 0.6%
Connecticut Gen. Oblig. Bonds:
Series 2012 A, 2.83% 4/15/20 (a)(g)	100,000	100,566
Series 2014 H, 5% 11/15/19	100,000	100,431
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2015 A, 5% 8/1/20	100,000	102,918
Series 2018 B, 5% 10/1/19	500,000	500,000
North Haven Gen. Oblig. BAN Series 2018, 3% 11/7/19	300,000	300,511
		1,104,426
Florida - 3.6%
Florida Dev. Fin. Corp. Surface T Bonds (Virgin Trains U.S.A. Passenger Rail Proj.) Series 2019 B, 1.9%, tender 3/17/20 (a)(b)	3,800,000	3,803,087
Miami-Dade County Series A1:
1.48% 11/5/19, LOC Bank of America NA, CP (b)	200,000	199,962
1.52% 10/16/19, LOC Bank of America NA, CP (b)	1,900,000	1,899,877
1.58% 10/24/19, LOC Bank of America NA, CP (b)	400,000	399,974
Miami-Dade County School District TAN Series 2019:
2% 2/27/20	300,000	300,808
3% 2/27/20	600,000	604,033
		7,207,741
Georgia - 0.3%
Atlanta Arpt. Rev. Series K2, 1.5% 10/1/19, LOC PNC Bank NA, CP (b)	300,000	299,996
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.68%, tender 10/1/19 (Liquidity Facility Royal Bank of Canada) (a)(g)	395,000	395,000
		694,996
Illinois - 0.5%
Illinois Fin. Auth. Ed. Rev. Series 2019, 1.43% 10/17/19, LOC PNC Bank NA, CP	600,000	599,938
Illinois Fin. Auth. Rev. Bonds Series 2012 H, 1.43% tender 10/24/19, CP mode	400,000	400,000
		999,938
Kentucky - 1.7%
Kentucky Asset/Liability Commission Gen. Fund Rev. TRAN Series 2019 A, 3% 6/25/20	3,200,000	3,237,419
Kentucky State Property & Buildings Commission Rev. Bonds Series 2018, 5% 5/1/20	120,000	122,431
		3,359,850
Massachusetts - 0.5%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 2005, 1.4% tender 10/21/19 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	1,000,000	999,850
Montana - 0.2%
Montana Board of Invt. Bonds Series 2013, 1.87%, tender 3/2/20 (a)	500,000	500,550
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 1990 A1, 1.65% tender 10/2/19, CP mode (b)	800,000	799,992
New Jersey - 1.0%
Bergen County Gen. Oblig. BAN Series 2018 B, 3.25% 12/12/19	1,500,000	1,506,015
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.) Series 2018 1, 3.25% 11/26/19	200,000	200,587
Camden County BAN Series 2018 A, 3% 10/23/19	300,000	300,290
Montgomery Township Gen. Oblig. BAN Series 2019, 2% 8/28/20	100,000	100,458
		2,107,350
Ohio - 0.0%
Hudson City Gen. Oblig. BAN Series 2018, 3.5% 12/19/19	100,000	100,462
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A, 1.55% 10/3/19 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	200,000	199,995
Tennessee - 0.6%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev.:
Series 2018 A, 1.43% 11/20/19, LOC State Street Bank & Trust Co., Boston, CP	900,000	899,747
Series A, 1.43% 12/4/19, LOC State Street Bank & Trust Co., Boston, CP	300,000	299,887
		1,199,634
Texas - 3.6%
Austin Elec. Util. Sys. Rev. Series A, 1.72% 10/2/19 (Liquidity Facility JPMorgan Chase Bank), CP	200,000	199,998
Brownsville Util. Sys. Rev. Series A, 1.56% 11/7/19, LOC MUFG Union Bank NA, CP	100,000	100,000
Garland Series 15, 1.52% 12/3/19, LOC Citibank NA, CP	100,000	100,000
Harris County Flood District Cont. Ctfs. of Prtn. Series H:
1.37% 11/7/19 (Liquidity Facility JPMorgan Chase Bank), CP	100,000	99,977
1.57% 10/10/19 (Liquidity Facility JPMorgan Chase Bank), CP	100,000	99,999
Harris County Metropolitan Trans. Auth.:
Series 2019, 1.68% 10/3/19 (Liquidity Facility JPMorgan Chase Bank), CP	800,000	799,990
Series A1, 1.59% 10/24/19 (Liquidity Facility JPMorgan Chase Bank), CP	400,000	399,993
Houston Arpt. Sys. Rev. Series A, 1.42% 11/6/19, LOC Sumitomo Mitsui Banking Corp., CP (b)	1,600,000	1,599,654
Texas Gen. Oblig. TRAN Series 2019, 4% 8/27/20	3,600,000	3,686,199
Univ. of Texas Permanent Univ. Fund Rev. Series 2019, 1.55% 10/22/19, CP	100,000	99,991
		7,185,801
Washington - 0.1%
Port of Seattle Rev. Bonds Series 2012 B, 5% 8/1/20 (b)	100,000	102,944
TOTAL OTHER MUNICIPAL SECURITY
(Cost $26,661,243)		26,666,216
	Shares	Value

Investment Company - 6.9%
Fidelity Municipal Cash Central Fund 1.67%(h)(i)
(Cost $13,869,000)	13,867,613	13,869,000
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $201,330,243)		201,335,216
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(684,434)
NET ASSETS - 100%		$200,650,782

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,100,000 or 1.5% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,050,000 or 1.5% of net assets.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.78%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada)	7/12/18	$100,000
Broward County Port Facilities Rev. Bonds Series G 115, 1.83%, tender 3/2/20 (Liquidity Facility Royal Bank of Canada)	9/26/19	$100,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.76%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$100,000
Denver City & County Arpt. Rev. Bonds Series G-114, 1.83%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	6/6/19	$100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.83%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada)	7/12/18	$100,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.73% 11/12/19 (Liquidity Facility Barclays Bank PLC)	8/16/18	$785,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.73% 11/12/19 (Liquidity Facility Barclays Bank PLC)	1/17/19	$195,000
North Texas Tollway Auth. Rev. Bonds Series G-112, 1.78%, tender 1/2/20 (Liquidity Facility Royal Bank of Canada)	6/6/19	$100,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.73% 11/12/19 (Liquidity Facility Barclays Bank PLC)	8/6/18	$100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.75%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	2/2/18	$100,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 1.78%, tender 12/2/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$100,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series EGL 17 0005, 1.78%, tender 10/5/19 (Liquidity Facility Citibank NA)	9/7/18	$1,170,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$173,461
Total	$173,461

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Variable Rate Demand Note	$130,030,000	$--	$130,030,000	$--
Tender Option Bond	30,770,000	--	30,770,000	--
Other Municipal Security	26,666,216	--	26,666,216	--
Investment Company	13,869,000	13,869,000	--	--
Total Investments in Securities:	$201,335,216	$13,869,000	$187,466,216	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $187,461,243)	$187,466,216
Fidelity Central Funds (cost $13,869,000)	13,869,000
Total Investment in Securities (cost $201,330,243)		$201,335,216
Cash		1,214
Receivable for investments sold		4,100,000
Interest receivable		437,021
Distributions receivable from Fidelity Central Funds		21,766
Prepaid expenses		532
Receivable from investment adviser for expense reductions		3,896
Other receivables		70
Total assets		205,899,715
Liabilities
Payable for investments purchased	$782,962
Payable for fund shares redeemed	4,419,946
Accrued management fee	24,351
Other payables and accrued expenses	21,674
Total liabilities		5,248,933
Net Assets		$200,650,782
Net Assets consist of:
Paid in capital		$200,636,640
Total accumulated earnings (loss)		14,142
Net Assets, for 200,653,451 shares outstanding		$200,650,782
Net Asset Value, offering price and redemption price per share ($200,650,782 ÷ 200,653,451 shares)		$1.0000

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Interest		$1,967,628
Income from Fidelity Central Funds		173,461
Total income		2,141,089
Expenses
Management fee	$179,401
Transfer agent fees	27,497
Accounting fees and expenses	14,299
Custodian fees and expenses	1,964
Independent trustees' fees and expenses	555
Registration fees	5,095
Audit	21,102
Legal	141
Miscellaneous	481
Total expenses before reductions	250,535
Expense reductions	(70,561)
Total expenses after reductions		179,974
Net investment income (loss)		1,961,115
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,058
Total net realized gain (loss)		3,058
Change in net unrealized appreciation (depreciation) on investment securities		(39,285)
Net increase in net assets resulting from operations		$1,924,888

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,961,115	$5,142,013
Net realized gain (loss)	3,058	6,886
Change in net unrealized appreciation (depreciation)	(39,285)	62,761
Net increase in net assets resulting from operations	1,924,888	5,211,660
Distributions to shareholders	(1,961,073)	(5,142,521)
Share transactions
Proceeds from sales of shares	–	146,943,525
Reinvestment of distributions	1,961,073	5,142,521
Cost of shares redeemed	(96,784,402)	(121,948,707)
Net increase (decrease) in net assets and shares resulting from share transactions	(94,823,329)	30,137,339
Total increase (decrease) in net assets	(94,859,514)	30,206,478
Net Assets
Beginning of period	295,510,296	265,303,818
End of period	$200,650,782	$295,510,296
Other Information
Shares
Sold	–	146,946,236
Issued in reinvestment of distributions	1,960,978	5,142,432
Redeemed	(96,778,686)	(121,941,352)
Net increase (decrease)	(94,817,708)	30,147,316

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Municipal Money Market Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$1.0001	$.9999	$1.0000
Income from Investment Operations
Net investment income (loss)	.0076	.0146	.0023
Net realized and unrealized gain (loss)	(.0001)	.0002	(.0001)
Total from investment operations	.0075	.0148	.0022
Distributions from net investment income	(.0076)	(.0146)	(.0023)
Total distributions	(.0076)	(.0146)	(.0023)
Net asset value, end of period	$1.0000	$1.0001	$.9999
Total ReturnB,C	.75%	1.49%	.23%
Ratios to Average Net AssetsD,E
Expenses before reductions	.20%F	.21%	.23%F,G
Expenses net of fee waivers, if any	.14%F	.14%	.14%F
Expenses net of all reductions	.14%F	.14%	.14%F
Net investment income (loss)	1.53%F	1.46%	1.09%F
Supplemental Data
Net assets, end of period (000 omitted)	$200,651	$295,510	$265,304

 A For the period January 11, 2018 (commencement of operations) to March 31, 2018.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Audit fees are not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2019

1. Organization.

Fidelity SAI Municipal Money Market Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in the Fidelity Central Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,494
Gross unrealized depreciation	(1,521)
Net unrealized appreciation (depreciation)	$4,973
Tax cost	$201,330,243

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .14% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. Effective August 1, 2019 transfer agent fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. Prior to August 1, 2019, FIIOC received an asset-based fee of .03% of the Fund's average net assets. FIIOC paid for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. Effective August 1, 2019 accounting fees are not paid by the Fund and are instead paid by the investment adviser or an affiliate. For the period, the fees were equivalent to an annualized rate of .01%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .14% of average net assets. This reimbursement will remain in place through July 31, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $70,502.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $59.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Tax-Sensitive Short Duration Fund was the owner of record of approximately 100% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2019 to September 30, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period-B April 1, 2019 to September 30, 2019
Actual	.14%	$1,000.00	$1,007.50	$.70
Hypothetical-C		$1,000.00	$1,024.30	$.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity SAI Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance. The Board noted that there was a portfolio management change for the fund in November 2018.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity SAI Municipal Money Market Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratio of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the period.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (with certain exceptions), as a percentage of its average net assets, exceed 0.14% through July 31, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

OMM-SANN-1119
1.9885509.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 25, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 25, 2019